Offerings	May 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2028
Amount Registered | shares	900,000,000
Maximum Aggregate Offering Price	$ 899,577,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137,725.24
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,249,577,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,585.00
Offering Note	See Offering Note 1